LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Changes in loss allowance for credit losses	$ 432	$ 324	$ 2,444
Commercial Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	80,068,756	83,632,770
Transfers of financial instruments:	(3,713,748)	(3,379,040)
Transfers from stage 1 to stage 2	(3,731,056)	(2,346,307)
Transfers from stage 1 to stage 3	(697,975)	(1,639,408)
Transfers from stage 2 to stage 1	708,096	567,870
Transfers from stage 3 to stage 1	7,187	38,805
Remeasurement arising from transfer of stage	(57,304)	(69,103)
Remeasurement from remaining in the stage	(4,653,349)	(6,053,045)
New financial assets purchased/originated	42,257,583	45,168,819
Financial assets that have been derecognized	(34,261,422)	(39,407,782)
Charges-off	(4,621)	(63,585)
Foreign Exchange and other movements	1,227,550	239,722
Ending balance	80,863,445	80,068,756	83,632,770
Commercial Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(544,996)	(522,230)
Transfers of financial instruments:	(26,439)	(59,345)
Transfers from stage 1 to stage 2	38,304	20,143
Transfers from stage 1 to stage 3	27,097	25,881
Transfers from stage 2 to stage 1	(86,383)	(90,503)
Transfers from stage 3 to stage 1	(5,457)	(14,866)
Remeasurement arising from transfer of stage	59,649	73,117
Remeasurement from remaining in the stage	(77,848)	51,741
Remeasurement due to changes in economics factors	(772,811)	(10,026)
Remeasurement due to changes in model inputs	331,595	(3,710)
Remeasurement due to methodological changes	215,377	39,705
New financial assets purchased/originated	(601,500)	(288,705)
Financial assets that have been derecognized	202,191	178,138
Charges-off	408	1,946
Foreign Exchange and other movements	1,621	(5,627)
Ending balance	(1,212,753)	(544,996)	(522,230)
Commercial Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	4,763,023	3,214,860
Transfers of financial instruments:	2,187,077	1,490,896
Transfers from stage 1 to stage 2	3,731,056	2,346,307
Transfers from stage 2 to stage 1	(708,096)	(567,870)
Transfers from stage 2 to stage 3	(892,418)	(531,867)
Transfers from stage 3 to stage 2	56,535	244,326
Remeasurement arising from transfer of stage	(131,960)	(180,970)
Remeasurement from remaining in the stage	(261,305)	(107,835)
New financial assets purchased/originated	2,628,002	1,158,765
Financial assets that have been derecognized	(1,078,837)	(788,746)
Charges-off	(30,889)	(37,362)
Foreign Exchange and other movements	128,548	13,415
Ending balance	8,203,659	4,763,023	3,214,860
Commercial Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(514,230)	(358,473)
Transfers of financial instruments:	125,585	(16,514)
Transfers from stage 1 to stage 2	(38,304)	(20,143)
Transfers from stage 2 to stage 1	86,383	90,503
Transfers from stage 2 to stage 3	112,395	49,065
Transfers from stage 3 to stage 2	(34,889)	(135,939)
Remeasurement arising from transfer of stage	(84,391)	(35,733)
Remeasurement from remaining in the stage	24,899	28,901
Remeasurement due to changes in economics factors	(293,441)	(22,778)
Remeasurement due to changes in model inputs	131,911	17,351
Remeasurement due to methodological changes	40,491	(25,887)
New financial assets purchased/originated	(325,057)	(183,524)
Financial assets that have been derecognized	124,173	71,301
Charges-off	8,392	11,779
Foreign Exchange and other movements	253	(653)
Ending balance	(761,415)	(514,230)	(358,473)
Commercial Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	7,936,774	7,753,018
Transfers of financial instruments:	1,526,671	1,888,144
Transfers from stage 1 to stage 3	697,975	1,639,408
Transfers from stage 2 to stage 3	892,418	531,867
Transfers from stage 3 to stage 1	(7,187)	(38,805)
Transfers from stage 3 to stage 2	(56,535)	(244,326)
Remeasurement arising from transfer of stage	(143,019)	(79,264)
Remeasurement from remaining in the stage	50,574	(329,883)
New financial assets purchased/originated	1,098,017	1,801,096
Financial assets that have been derecognized	(497,305)	(1,636,411)
Charges-off	(491,808)	(1,471,166)
Foreign Exchange and other movements	112,279	11,240
Ending balance	9,592,183	7,936,774	7,753,018
Commercial Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(4,397,767)	(4,480,130)
Transfers of financial instruments:	(99,146)	75,859
Transfers from stage 1 to stage 3	(27,097)	(25,881)
Transfers from stage 2 to stage 3	(112,395)	(49,065)
Transfers from stage 3 to stage 1	5,457	14,866
Transfers from stage 3 to stage 2	34,889	135,939
Remeasurement arising from transfer of stage	(788,544)	(975,050)
Remeasurement from remaining in the stage	(494,646)	(394,399)
Remeasurement due to changes in economics factors	(2,878)	1,184
Remeasurement due to changes in model inputs	4,960	(9,551)
Remeasurement due to methodological changes	(18,034)	(4,023)
New financial assets purchased/originated	(706,337)	(1,110,945)
Financial assets that have been derecognized	292,603	944,754
Charges-off	518,518	1,558,388
Foreign Exchange and other movements	(8,281)	(3,854)
Ending balance	(5,699,552)	(4,397,767)	(4,480,130)
Commercial Stage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	92,768,553	94,600,648
Remeasurement arising from transfer of stage	(332,283)	(329,337)
Remeasurement from remaining in the stage	(4,864,080)	(6,490,763)
New financial assets purchased/originated	45,983,602	48,128,680
Financial assets that have been derecognized	(35,837,564)	(41,832,939)
Charges-off	(527,318)	(1,572,113)
Foreign Exchange and other movements	1,468,377	264,377
Ending balance	98,659,287	92,768,553	94,600,648
Commercial Stage | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(5,456,993)	(5,360,833)
Remeasurement arising from transfer of stage	(813,286)	(937,666)
Remeasurement from remaining in the stage	(547,595)	(313,757)
Remeasurement due to changes in economics factors	(1,069,130)	(31,620)
Remeasurement due to changes in model inputs	468,466	4,090
Remeasurement due to methodological changes	237,834	9,795
New financial assets purchased/originated	(1,632,894)	(1,583,174)
Financial assets that have been derecognized	618,967	1,194,193
Charges-off	527,318	1,572,113
Foreign Exchange and other movements	(6,407)	(10,134)
Ending balance	(7,673,720)	(5,456,993)	(5,360,833)
Consumer Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	35,957,631	28,666,461
Transfers of financial instruments:	(3,707,605)	(1,019,225)
Transfers from stage 1 to stage 2	(2,770,159)	(795,809)
Transfers from stage 1 to stage 3	(1,383,742)	(739,010)
Transfers from stage 2 to stage 1	335,819	436,178
Transfers from stage 3 to stage 1	110,477	79,416
Remeasurement arising from transfer of stage	(57,958)	(98,739)
Remeasurement from remaining in the stage	(2,464,765)	(2,511,256)
New financial assets purchased/originated	11,872,373	19,784,995
Financial assets that have been derecognized	(7,969,415)	(8,422,375)
Charges-off	(303,296)	(511,958)
Foreign Exchange and other movements	439,058	69,728
Ending balance	33,766,023	35,957,631	28,666,461
Consumer Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,206,691)	(980,423)
Transfers of financial instruments:	73,070	(80,128)
Transfers from stage 1 to stage 2	161,268	50,864
Transfers from stage 1 to stage 3	112,749	54,799
Transfers from stage 2 to stage 1	(94,528)	(115,024)
Transfers from stage 3 to stage 1	(106,419)	(70,767)
Remeasurement arising from transfer of stage	93,488	133,169
Remeasurement from remaining in the stage	(174,482)	1,038
Remeasurement due to changes in economics factors	(193,515)	(9,591)
Remeasurement due to changes in model inputs	(229,585)	126,465
Remeasurement due to methodological changes	174,522	(32,531)
New financial assets purchased/originated	(581,092)	(664,927)
Financial assets that have been derecognized	220,085	253,971
Charges-off	75,717	48,659
Foreign Exchange and other movements	(1,600)	(2,393)
Ending balance	(1,750,083)	(1,206,691)	(980,423)
Consumer Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,969,289	1,758,162
Transfers of financial instruments:	2,272,046	283,945
Transfers from stage 1 to stage 2	2,770,159	795,809
Transfers from stage 2 to stage 1	(335,819)	(436,178)
Transfers from stage 2 to stage 3	(238,526)	(167,143)
Transfers from stage 3 to stage 2	76,232	91,457
Remeasurement arising from transfer of stage	27,810	(102,200)
Remeasurement from remaining in the stage	(42,505)	(70,576)
New financial assets purchased/originated	1,007,026	764,355
Financial assets that have been derecognized	(269,213)	(355,731)
Charges-off	(404,025)	(315,056)
Foreign Exchange and other movements	39,107	6,390
Ending balance	4,599,535	1,969,289	1,758,162
Consumer Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(653,426)	(520,976)
Transfers of financial instruments:	(40,762)	43,795
Transfers from stage 1 to stage 2	(161,268)	(50,864)
Transfers from stage 2 to stage 1	94,528	115,024
Transfers from stage 2 to stage 3	91,967	56,945
Transfers from stage 3 to stage 2	(65,989)	(77,310)
Remeasurement arising from transfer of stage	(701,575)	(121,934)
Remeasurement from remaining in the stage	(77,187)	35,413
Remeasurement due to changes in economics factors	(78,723)	3,802
Remeasurement due to changes in model inputs	(56,358)	(47,491)
Remeasurement due to methodological changes	5,783	2,937
New financial assets purchased/originated	(343,514)	(258,400)
Financial assets that have been derecognized	85,520	99,012
Charges-off	187,363	111,948
Foreign Exchange and other movements	21,223	(1,532)
Ending balance	(1,651,656)	(653,426)	(520,976)
Consumer Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,773,750	1,568,758
Transfers of financial instruments:	1,435,559	735,280
Transfers from stage 1 to stage 3	1,383,742	739,010
Transfers from stage 2 to stage 3	238,526	167,143
Transfers from stage 3 to stage 1	(110,477)	(79,416)
Transfers from stage 3 to stage 2	(76,232)	(91,457)
Remeasurement arising from transfer of stage	321,896	253,224
Remeasurement from remaining in the stage	(6,527)	(32,301)
New financial assets purchased/originated	465,788	497,769
Financial assets that have been derecognized	(154,352)	(189,520)
Charges-off	(1,168,034)	(1,063,476)
Foreign Exchange and other movements	22,301	4,016
Ending balance	2,690,381	1,773,750	1,568,758
Consumer Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,585,701)	(1,391,492)
Transfers of financial instruments:	(32,308)	36,333
Transfers from stage 1 to stage 3	(112,749)	(54,799)
Transfers from stage 2 to stage 3	(91,967)	(56,945)
Transfers from stage 3 to stage 1	106,419	70,767
Transfers from stage 3 to stage 2	65,989	77,310
Remeasurement arising from transfer of stage	(2,088,963)	(1,695,509)
Remeasurement from remaining in the stage	(11,317)	10,533
Remeasurement due to changes in economics factors	14,943	735
Remeasurement due to changes in model inputs	(9,317)	4,103
Remeasurement due to methodological changes	13	(7,881)
New financial assets purchased/originated	(393,820)	(434,371)
Financial assets that have been derecognized	139,176	164,697
Charges-off	1,612,275	1,729,883
Foreign Exchange and other movements	3,328	(2,732)
Ending balance	(2,351,691)	(1,585,701)	(1,391,492)
Consumer Stage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	39,700,670	31,993,381
Remeasurement arising from transfer of stage	291,748	52,285
Remeasurement from remaining in the stage	(2,513,797)	(2,614,133)
New financial assets purchased/originated	13,345,187	21,047,119
Financial assets that have been derecognized	(8,392,980)	(8,967,626)
Charges-off	(1,875,355)	(1,890,490)
Foreign Exchange and other movements	500,466	80,134
Ending balance	41,055,939	39,700,670	31,993,381
Consumer Stage | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(3,445,818)	(2,892,891)
Remeasurement arising from transfer of stage	(2,697,050)	(1,684,274)
Remeasurement from remaining in the stage	(262,986)	46,984
Remeasurement due to changes in economics factors	(257,295)	(5,054)
Remeasurement due to changes in model inputs	(295,260)	83,077
Remeasurement due to methodological changes	180,318	(37,475)
New financial assets purchased/originated	(1,318,426)	(1,357,698)
Financial assets that have been derecognized	444,781	517,680
Charges-off	1,875,355	1,890,490
Foreign Exchange and other movements	22,951	(6,657)
Ending balance	(5,753,430)	(3,445,818)	(2,892,891)
Financial Leases Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	21,069,884	20,355,961
Transfers of financial instruments:	(2,110,496)	(1,061,321)
Transfers from stage 1 to stage 2	(1,795,460)	(1,048,366)
Transfers from stage 1 to stage 3	(595,521)	(264,298)
Transfers from stage 2 to stage 1	271,917	233,500
Transfers from stage 3 to stage 1	8,568	17,843
Remeasurement arising from transfer of stage	(15,234)	(28,895)
Remeasurement from remaining in the stage	(1,495,273)	(1,524,336)
New financial assets purchased/originated	2,652,974	4,760,874
Financial assets that have been derecognized	(1,447,843)	(1,481,828)
Charges-off	(245)	(713)
Foreign Exchange and other movements	327,409	50,142
Ending balance	18,981,176	21,069,884	20,355,961
Financial Leases Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(103,962)	(104,429)
Transfers of financial instruments:	(7,637)	(22,213)
Transfers from stage 1 to stage 2	14,441	7,688
Transfers from stage 1 to stage 3	8,606	4,497
Transfers from stage 2 to stage 1	(27,677)	(26,504)
Transfers from stage 3 to stage 1	(3,007)	(7,894)
Remeasurement arising from transfer of stage	25,467	22,751
Remeasurement from remaining in the stage	(44,438)	7,477
Remeasurement due to changes in economics factors	(37,766)	(1,822)
Remeasurement due to changes in model inputs	30,674	2,083
Remeasurement due to methodological changes	(42,164)	13,701
New financial assets purchased/originated	(32,284)	(30,539)
Financial assets that have been derecognized	7,161	9,126
Charges-off	6	7
Foreign Exchange and other movements	872	(104)
Ending balance	(204,071)	(103,962)	(104,429)
Financial Leases Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,857,427	1,145,165
Transfers of financial instruments:	864,373	731,304
Transfers from stage 1 to stage 2	1,795,460	1,048,366
Transfers from stage 2 to stage 1	(271,917)	(233,500)
Transfers from stage 2 to stage 3	(694,294)	(186,146)
Transfers from stage 3 to stage 2	35,124	102,584
Remeasurement arising from transfer of stage	(21,789)	(63,900)
Remeasurement from remaining in the stage	(27,939)	(72,455)
New financial assets purchased/originated	201,858	262,832
Financial assets that have been derecognized	(94,995)	(143,203)
Charges-off	(9,645)	(2,974)
Foreign Exchange and other movements	2,839	658
Ending balance	2,772,129	1,857,427	1,145,165
Financial Leases Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(173,512)	(179,668)
Transfers of financial instruments:	72,160	42,010
Transfers from stage 1 to stage 2	(14,441)	(7,688)
Transfers from stage 2 to stage 1	27,677	26,504
Transfers from stage 2 to stage 3	70,158	46,019
Transfers from stage 3 to stage 2	(11,234)	(22,825)
Remeasurement arising from transfer of stage	(175,238)	(58,729)
Remeasurement from remaining in the stage	(24,127)	32,405
Remeasurement due to changes in economics factors	(25,905)	(3,044)
Remeasurement due to changes in model inputs	19,613	661
Remeasurement due to methodological changes	(431)	(23,672)
New financial assets purchased/originated	(20,383)	(4,919)
Financial assets that have been derecognized	15,893	21,104
Charges-off	737	580
Foreign Exchange and other movements	743	(240)
Ending balance	(310,450)	(173,512)	(179,668)
Financial Leases Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,623,518	1,697,078
Transfers of financial instruments:	1,246,123	330,017
Transfers from stage 1 to stage 3	595,521	264,298
Transfers from stage 2 to stage 3	694,294	186,146
Transfers from stage 3 to stage 1	(8,568)	(17,843)
Transfers from stage 3 to stage 2	(35,124)	(102,584)
Remeasurement arising from transfer of stage	(32,869)	(31,375)
Remeasurement from remaining in the stage	16,038	(10,924)
New financial assets purchased/originated	26,014	23,518
Financial assets that have been derecognized	(101,053)	(291,926)
Charges-off	(30,260)	(93,461)
Foreign Exchange and other movements	2,501	591
Ending balance	2,750,012	1,623,518	1,697,078
Financial Leases Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(747,929)	(706,873)
Transfers of financial instruments:	(64,523)	(19,797)
Transfers from stage 1 to stage 3	(8,606)	(4,497)
Transfers from stage 2 to stage 3	(70,158)	(46,019)
Transfers from stage 3 to stage 1	3,007	7,894
Transfers from stage 3 to stage 2	11,234	22,825
Remeasurement arising from transfer of stage	(596,970)	(143,003)
Remeasurement from remaining in the stage	(130,711)	(41,790)
Remeasurement due to changes in economics factors	(1,631)	(42)
Remeasurement due to changes in model inputs	(7,119)	(22,147)
Remeasurement due to methodological changes	(1,754)	(8,793)
New financial assets purchased/originated	(13,934)	(10,862)
Financial assets that have been derecognized	45,235	109,305
Charges-off	39,407	96,561
Foreign Exchange and other movements	(1,583)	(488)
Ending balance	(1,481,512)	(747,929)	(706,873)
Financial Leases Stage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	24,550,829	23,198,204
Remeasurement arising from transfer of stage	(69,892)	(124,170)
Remeasurement from remaining in the stage	(1,507,174)	(1,607,715)
New financial assets purchased/originated	2,880,846	5,047,224
Financial assets that have been derecognized	(1,643,891)	(1,916,957)
Charges-off	(40,150)	(97,148)
Foreign Exchange and other movements	332,749	51,391
Ending balance	24,503,317	24,550,829	23,198,204
Financial Leases Stage | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,025,403)	(990,970)
Remeasurement arising from transfer of stage	(746,741)	(178,981)
Remeasurement from remaining in the stage	(199,276)	(1,908)
Remeasurement due to changes in economics factors	(65,302)	(4,908)
Remeasurement due to changes in model inputs	43,168	(19,403)
Remeasurement due to methodological changes	(44,349)	(18,764)
New financial assets purchased/originated	(66,601)	(46,320)
Financial assets that have been derecognized	68,289	139,535
Charges-off	40,150	97,148
Foreign Exchange and other movements	32	(832)
Ending balance	(1,996,033)	(1,025,403)	(990,970)
Mortgage Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	21,584,674	20,280,416
Transfers of financial instruments:	(1,953,986)	(78,120)
Transfers from stage 1 to stage 2	(2,107,576)	(609,598)
Transfers from stage 1 to stage 3	(158,243)	(177,154)
Transfers from stage 2 to stage 1	257,791	631,692
Transfers from stage 3 to stage 1	54,042	76,940
Remeasurement arising from transfer of stage	(29,583)	(50,316)
Remeasurement from remaining in the stage	(670,018)	(1,116,457)
New financial assets purchased/originated	3,405,877	4,076,279
Financial assets that have been derecognized	(1,126,329)	(1,598,993)
Charges-off	(823)	(6,645)
Foreign Exchange and other movements	466,751	78,510
Ending balance	21,676,563	21,584,674	20,280,416
Mortgage Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(115,817)	(110,722)
Transfers of financial instruments:	(37,087)	(75,570)
Transfers from stage 1 to stage 2	16,759	9,392
Transfers from stage 1 to stage 3	5,534	4,876
Transfers from stage 2 to stage 1	(36,111)	(57,920)
Transfers from stage 3 to stage 1	(23,269)	(31,918)
Remeasurement arising from transfer of stage	45,506	54,296
Remeasurement from remaining in the stage	(1,610)	(22)
Remeasurement due to changes in economics factors	(12,789)	2,356
Remeasurement due to changes in model inputs	(63,963)	11,908
Remeasurement due to methodological changes	77,559	14,185
New financial assets purchased/originated	(19,252)	(22,365)
Financial assets that have been derecognized	6,450	10,316
Charges-off	13	56
Foreign Exchange and other movements	(513)	(255)
Ending balance	(121,503)	(115,817)	(110,722)
Mortgage Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,340,380	1,513,063
Transfers of financial instruments:	1,751,078	(20,302)
Transfers from stage 1 to stage 2	2,107,576	609,598
Transfers from stage 2 to stage 1	(257,791)	(631,692)
Transfers from stage 2 to stage 3	(193,935)	(167,345)
Transfers from stage 3 to stage 2	95,228	169,137
Remeasurement arising from transfer of stage	(14,999)	(35,924)
Remeasurement from remaining in the stage	(29,867)	(28,542)
New financial assets purchased/originated	83,612	32,271
Financial assets that have been derecognized	(62,141)	(123,901)
Charges-off	(101)	(1,330)
Foreign Exchange and other movements	25,728	5,045
Ending balance	3,093,690	1,340,380	1,513,063
Mortgage Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(166,255)	(157,016)
Transfers of financial instruments:	17,155	6,849
Transfers from stage 1 to stage 2	(16,759)	(9,392)
Transfers from stage 2 to stage 1	36,111	57,920
Transfers from stage 2 to stage 3	29,595	24,239
Transfers from stage 3 to stage 2	(31,792)	(65,918)
Remeasurement arising from transfer of stage	(68,139)	(15,576)
Remeasurement from remaining in the stage	28,275	2,899
Remeasurement due to changes in economics factors	(88,897)	5,127
Remeasurement due to changes in model inputs	19,573	(19,835)
Remeasurement due to methodological changes	27,589	5,684
New financial assets purchased/originated	(8,025)	(5,581)
Financial assets that have been derecognized	7,996	11,462
Charges-off	82	117
Foreign Exchange and other movements	(491)	(385)
Ending balance	(231,137)	(166,255)	(157,016)
Mortgage Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,058,229	1,077,206
Transfers of financial instruments:	202,908	98,422
Transfers from stage 1 to stage 3	158,243	177,154
Transfers from stage 2 to stage 3	193,935	167,345
Transfers from stage 3 to stage 1	(54,042)	(76,940)
Transfers from stage 3 to stage 2	(95,228)	(169,137)
Remeasurement arising from transfer of stage	55,225	38,394
Remeasurement from remaining in the stage	37,035	36,226
New financial assets purchased/originated	12,878	12,444
Financial assets that have been derecognized	(103,654)	(110,191)
Charges-off	(88,803)	(96,745)
Foreign Exchange and other movements	15,041	2,473
Ending balance	1,188,859	1,058,229	1,077,206
Mortgage Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(578,593)	(586,026)
Transfers of financial instruments:	19,932	68,721
Transfers from stage 1 to stage 3	(5,534)	(4,876)
Transfers from stage 2 to stage 3	(29,595)	(24,239)
Transfers from stage 3 to stage 1	23,269	31,918
Transfers from stage 3 to stage 2	31,792	65,918
Remeasurement arising from transfer of stage	(162,553)	(154,824)
Remeasurement from remaining in the stage	(95,904)	(86,293)
Remeasurement due to changes in economics factors	57,295	7,967
Remeasurement due to changes in model inputs	(17,785)	13,992
Remeasurement due to methodological changes		(737)
New financial assets purchased/originated	(6,318)	(5,631)
Financial assets that have been derecognized	55,729	60,500
Charges-off	89,632	104,547
Foreign Exchange and other movements	(1,310)	(809)
Ending balance	(639,875)	(578,593)	(586,026)
Mortgage Stage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	23,983,283	22,870,685
Remeasurement arising from transfer of stage	10,643	(47,846)
Remeasurement from remaining in the stage	(662,850)	(1,108,773)
New financial assets purchased/originated	3,502,367	4,120,994
Financial assets that have been derecognized	(1,292,124)	(1,833,085)
Charges-off	(89,727)	(104,720)
Foreign Exchange and other movements	507,520	86,028
Ending balance	25,959,112	23,983,283	22,870,685
Mortgage Stage | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(860,665)	(853,764)
Remeasurement arising from transfer of stage	(185,186)	(116,104)
Remeasurement from remaining in the stage	(69,239)	(83,416)
Remeasurement due to changes in economics factors	(44,391)	15,450
Remeasurement due to changes in model inputs	(62,175)	6,065
Remeasurement due to methodological changes	105,148	19,132
New financial assets purchased/originated	(33,595)	(33,577)
Financial assets that have been derecognized	70,175	82,278
Charges-off	89,727	104,720
Foreign Exchange and other movements	(2,314)	(1,449)
Ending balance	(992,515)	(860,665)	(853,764)
Small Business Loans Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,088,656	958,491
Transfers of financial instruments:	(115,997)	(67,212)
Transfers from stage 1 to stage 2	(58,455)	(37,819)
Transfers from stage 1 to stage 3	(71,502)	(61,169)
Transfers from stage 2 to stage 1	6,941	30,270
Transfers from stage 3 to stage 1	7,019	1,506
Remeasurement arising from transfer of stage	(2,093)	(7,671)
Remeasurement from remaining in the stage	(119,612)	(145,152)
New financial assets purchased/originated	359,511	620,375
Financial assets that have been derecognized	(256,947)	(260,493)
Charges-off	(8,010)	(13,142)
Foreign Exchange and other movements	20,314	3,460
Ending balance	965,822	1,088,656	958,491
Small Business Loans Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(39,456)	(41,971)
Transfers of financial instruments:	5,969	3,457
Transfers from stage 1 to stage 2	3,597	2,575
Transfers from stage 1 to stage 3	5,749	5,299
Transfers from stage 2 to stage 1	(1,847)	(3,779)
Transfers from stage 3 to stage 1	(1,530)	(638)
Remeasurement arising from transfer of stage	2,523	2,635
Remeasurement from remaining in the stage	4,178	5,502
Remeasurement due to changes in economics factors	(19,442)	51
Remeasurement due to changes in model inputs	12,172	5,476
Remeasurement due to methodological changes	(326)	1,407
New financial assets purchased/originated	(18,809)	(25,971)
Financial assets that have been derecognized	7,606	8,775
Charges-off	653	1,250
Foreign Exchange and other movements	269	(67)
Ending balance	(44,663)	(39,456)	(41,971)
Small business loans Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	70,219	80,805
Transfers of financial instruments:	28,366	203
Transfers from stage 1 to stage 2	58,455	37,819
Transfers from stage 2 to stage 1	(6,941)	(30,270)
Transfers from stage 2 to stage 3	(25,717)	(17,119)
Transfers from stage 3 to stage 2	2,569	9,773
Remeasurement arising from transfer of stage	(7,658)	(9,868)
Remeasurement from remaining in the stage	(1,359)	(2,408)
New financial assets purchased/originated	39,573	24,173
Financial assets that have been derecognized	(9,387)	(11,664)
Charges-off	(11,606)	(11,400)
Foreign Exchange and other movements	1,507	378
Ending balance	109,655	70,219	80,805
Small business loans Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(16,615)	(15,421)
Transfers of financial instruments:	2,844	364
Transfers from stage 1 to stage 2	(3,597)	(2,575)
Transfers from stage 2 to stage 1	1,847	3,779
Transfers from stage 2 to stage 3	6,015	3,920
Transfers from stage 3 to stage 2	(1,421)	(4,760)
Remeasurement arising from transfer of stage	(11,680)	(1,008)
Remeasurement from remaining in the stage	(2,026)	697
Remeasurement due to changes in economics factors	(522)	15
Remeasurement due to changes in model inputs	1,348	757
Remeasurement due to methodological changes	72	349
New financial assets purchased/originated	(12,742)	(7,891)
Financial assets that have been derecognized	2,433	2,339
Charges-off	3,428	3,214
Foreign Exchange and other movements	131	(30)
Ending balance	(33,329)	(16,615)	(15,421)
Small business loans Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	120,533	116,902
Transfers of financial instruments:	87,631	67,009
Transfers from stage 1 to stage 3	71,502	61,169
Transfers from stage 2 to stage 3	25,717	17,119
Transfers from stage 3 to stage 1	(7,019)	(1,506)
Transfers from stage 3 to stage 2	(2,569)	(9,773)
Remeasurement arising from transfer of stage	(24,797)	(29,962)
Remeasurement from remaining in the stage	(278)	(941)
New financial assets purchased/originated	26,816	25,901
Financial assets that have been derecognized	(7,390)	(17,402)
Charges-off	(48,237)	(41,367)
Foreign Exchange and other movements	2,320	393
Ending balance	156,598	120,533	116,902
Small business loans Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(84,445)	(79,981)
Transfers of financial instruments:	(8,813)	(3,821)
Transfers from stage 1 to stage 3	(5,749)	(5,299)
Transfers from stage 2 to stage 3	(6,015)	(3,920)
Transfers from stage 3 to stage 1	1,530	638
Transfers from stage 3 to stage 2	1,421	4,760
Remeasurement arising from transfer of stage	(66,242)	(46,609)
Remeasurement from remaining in the stage	(12,344)	(4,000)
Remeasurement due to changes in economics factors	486	55
Remeasurement due to changes in model inputs	252	1,940
Remeasurement due to methodological changes		(160)
New financial assets purchased/originated	(20,925)	(22,041)
Financial assets that have been derecognized	5,382	8,844
Charges-off	63,772	61,445
Foreign Exchange and other movements	524	(117)
Ending balance	(122,353)	(84,445)	(79,981)
Small Business Loans Stage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,279,408	1,156,198
Remeasurement arising from transfer of stage	(34,548)	(47,501)
Remeasurement from remaining in the stage	(121,249)	(148,501)
New financial assets purchased/originated	425,900	670,449
Financial assets that have been derecognized	(273,724)	(289,559)
Charges-off	(67,853)	(65,909)
Foreign Exchange and other movements	24,141	4,231
Ending balance	1,232,075	1,279,408	1,156,198
Small Business Loans Stage | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(140,516)	(137,373)
Remeasurement arising from transfer of stage	(75,399)	(44,982)
Remeasurement from remaining in the stage	(10,192)	2,199
Remeasurement due to changes in economics factors	(19,478)	121
Remeasurement due to changes in model inputs	13,772	8,173
Remeasurement due to methodological changes	(254)	1,596
New financial assets purchased/originated	(52,476)	(55,903)
Financial assets that have been derecognized	15,421	19,958
Charges-off	67,853	65,909
Foreign Exchange and other movements	924	(214)
Ending balance	(200,345)	$ (140,516)	$ (137,373)
Stage 1
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(3,516,572)
Changes in loss allowance for credit losses	1,322,151
Stage 2
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Increase (decrease) in exposure to credit risk on loan commitments	8,778,330
Changes in loss allowance for credit losses	(1,446,766)
Stage 3
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Increase (decrease) in exposure to credit risk on loan commitments	3,865,229
Changes in loss allowance for credit losses	$ 2,900,548